LOANS, FINANCING AND DEBENTURES - Relevant transactions settled in the year (Details) R$ in Thousands, $ in Thousands	Dec. 19, 2022 USD ($)	Sep. 21, 2022 BRL (R$)	Jan. 14, 2022 BRL (R$)
CRA Settlement | CRA contract
LOANS, FINANCING AND DEBENTURES
Transaction amount settled | R$		R$ 803,385	R$ 761,572
CRA Settlement | CRA contract | Interbank Deposit rate ("DI")
LOANS, FINANCING AND DEBENTURES
Percentage of basis used to calculate interest rate		97.00%	99.00%
Early Settlement of the Export Prepayment Agreement | Export Prepayment Agreements ("EPP") | Suzano Pulp and Paper Europe S.A.
LOANS, FINANCING AND DEBENTURES
Transaction amount settled | $	$ 140,971
Interest rate	1.35%